Stock Based and Long-Term Compensation	12 Months Ended
Dec. 31, 2010
Stock Based and Long-Term Compensation [Abstract]
Stock Based and Long-Term Compensation
(9) Stock Based and Long-Term Compensation
The Company maintains various stock incentive plans that provide long-term incentives to the Company’s key employees, including officers, directors, consultants and advisers (Eligible Participants). Under the incentive plans, the Company may grant incentive stock options, non-qualified stock options, restricted stock, restricted stock units, stock appreciation rights, other stock based awards or any combination thereof to Eligible Participants. The Company has authorized 14.8 million shares of common stock related to the various long-term incentive plans. The Compensation Committee of the Company’s Board of Directors establishes the terms and conditions of any awards granted under the plans, provided that the exercise price of any stock options granted may not be less than the fair value of the common stock on the date of grant.
Stock Options
The Company has granted non-qualified stock options under its stock incentive plans. The options generally vest in equal installments over three years and expire in ten years. Non-vested options are generally forfeited upon termination of employment. In 2008, the Company amended its outstanding employee stock options to (1) provide immediate vesting of the stock options upon the optionee’s termination of employment due to death and disability, and, if approved by the Committee, upon retirement and termination of employment by the Company without cause, (2) make the period during which stock options can be exercised following termination of employment due to death, disability and retirement consistent among all outstanding option agreements by providing that the optionee has until the end of the original term of the stock option to exercise, and (3) extend the time during which the stock option may be exercised following a termination by the Company without cause or a termination without cause within one year following a change of control to five years following the termination, but in no event later than ten years following the date of grant. During 2010, the Company granted 1,549,058 non-qualified stock options under these same terms.
In accordance with authoritative guidance related to stock based compensation, the Company recognizes compensation expense for stock option grants based on the fair value at the date of grant using the Black-Scholes-Merton option pricing model. The Company uses historical data, among other factors, to estimate the expected price volatility, the expected option life and the expected forfeiture rate. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected life of the option. The following table presents the fair value of stock option grants made during the years ended December 31, 2010, 2009 and 2008 and the related assumptions used to calculate the fair value:

	Years Ended December 31,
	2010	2009	2008
	Actual	Actual	Actual
Weighted average fair value of grants	$10.56	$8.95	$6.40

Black-Scholes-Merton Assumptions:
Risk free interest rate	2.07%	1.77%	2.54%
Expected life (years)	4	4	4
Volatility	49.28%	53.57%	55.05%
Dividend yield	—	—	—
The Company’s compensation expense related to stock options for the years ended December 31, 2010, 2009 and 2008 was approximately $15.5 million, $2.4 million and $2.6 million, respectively, which is reflected in general and administrative expenses. During 2010, the Company modified 1,418,395 options, affecting three employees in connection with the management transition of certain executive officers. These options were accelerated to vest by December 31, 2010. The Company incurred incremental compensation cost of approximately $9.8 million during the year as a result of this modification.
The following table summarizes stock option activity for the years ended December 31, 2010, 2009 and 2008:

			Weighted Average
			Remaining	Aggregate Intrinsic
		Weighted Average	Contractual Term	Value
	Number of Options	Option Price	(in years)	(in thousands)
Outstanding at December 31, 2007	3,257,672	$14.87

Granted	437,530	$13.86
Exercised	(426,592)	$10.02
Forfeited	(700)	$9.31

Outstanding at December 31, 2008	3,267,910	$15.37

Granted	309,352	$20.01
Exercised	(38,717)	$9.71
Forfeited	—	$—

Outstanding at December 31, 2009	3,538,545	$15.84

Granted	1,549,058	$25.04
Exercised	(87,150)	$10.62
Forfeited	—	$—

Outstanding at December 31, 2010	5,000,453	$18.78	6.2	$81,331

Exercisable at December 31, 2010	4,130,482	$17.69	5.6	$71,744

Options expected to vest	869,971	$23.97	9.2	$9,587

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on December 31, 2010 and the option price, multiplied by the number of “in-the-money” options) that would have been received by the option holders if all the options had been exercised on December 31, 2010. The Company expects all of its remaining non-vested options to vest as they are primarily held by its officers and senior managers.
The total intrinsic value of options exercised during the year ended December 31, 2010 (the difference between the stock price upon exercise and the option price) was approximately $1.5 million. The Company received approximately $0.9 million, $0.4 million and $4.3 million during the years ended December 31, 2010, 2009 and 2008, respectively, from employee stock option exercises. In accordance with authoritative guidance related to stock based compensation, the Company has reported the tax benefits of approximately $0.6 million, $0.2 million and $5.4 million from the exercise of stock options for the years ended December 31, 2010, 2009 and 2008, respectively, as financing cash flows.
A summary of information regarding stock options outstanding at December 31, 2010 is as follows:

	Options Outstanding			Options Exercisable
Range of		Weighted Average	Weighted		Weighted
Exercise		Remaining	Average		Average
Prices	Shares	Contractual Life	Price	Shares	Price

$7.31 - $8.79	76,331	2.3 years	$8.78	76,331	$8.78
$9.10 - $9.90	319,130	0.9 years	$9.39	319,130	$9.39
$10.36 - $10.90	1,163,600	3.6 years	$10.66	1,163,600	$10.66
$12.45 - $13.34	437,681	7.8 years	$12.87	357,261	$12.87
$17.46 - $23.00	1,591,385	7.3 years	$19.90	1,124,661	$19.21
$24.00 - $30.00	948,436	8.4 years	$25.42	790,078	$25.36
$34.40 - $35.84	455,477	7.7 years	$35.33	291,008	$35.74
$40.00 - $40.69	8,413	7.2 years	$40.69	8,413	$40.69
The following table summarizes non-vested stock option activity for the year ended December 31, 2010:

		Weighted Average
		Grant Date Fair
	Number of Options	Value
Non-vested at December 31, 2009	643,157	$8.19
Granted	1,549,058	$10.56
Vested	(1,322,244)	$9.62
Forfeited	—	$—

Non-vested at December 31, 2010	869,971	$10.23

As of December 31, 2010, there was approximately $6.9 million of unrecognized compensation expense related to non-vested stock options outstanding. The Company expects to recognize approximately $3.1 million, $2.6 million and $1.2 million of compensation expense during the years 2011, 2012 and 2013, respectively, for these non-vested stock options outstanding.
Restricted Stock
During the year ended December 31, 2010, the Company granted 357,826 shares of restricted stock to its employees. Shares of restricted stock generally vest in equal annual installments over three years. Non-vested shares are generally forfeited upon the termination of employment. Holders of restricted stock are entitled to all rights of a shareholder of the Company with respect to the restricted stock, including the right to vote the shares and receive any dividends or other distributions. Compensation expense associated with restricted stock is measured based on the grant date fair value of our common stock and is recognized on a straight line basis over the vesting period. The Company’s compensation expense related to restricted stock outstanding for the years ended December 31, 2010, 2009 and 2008 was approximately $11.4 million, $5.8 million and $4.7 million, respectively, which is reflected in general and administrative expenses. During 2010, the Company modified 282,781 shares of restricted stock affecting three employees in connection with the management transition of certain executive officers. These shares of restricted stock were accelerated to vest by December 31, 2010. The Company incurred incremental compensation cost of approximately $4.3 million during the year as a result of this modification.
A summary of the status of restricted stock for the year ended December 31, 2010 is presented in the table below:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value
Non-vested at December 31, 2009	957,021	$19.10
Granted	357,826	$29.66
Vested	(507,279)	$21.63
Forfeited	(15,132)	$18.98

Non-vested at December 31, 2010	792,436	$22.25

As of December 31, 2010, there was approximately $12.0 million of unrecognized compensation expense related to non-vested restricted stock. The Company expects to recognize approximately $5.7 million, $4.2 million and $2.1 million during the years 2011, 2012 and 2013, respectively, for non-vested restricted stock.
Restricted Stock Units
Under the Amended and Restated 2004 Directors Restricted Stock Units Plan, each non-employee director is issued annually a number of Restricted Stock Units (RSUs) having an aggregate dollar value determined by the Company’s Board of Directors. The exact number of units is determined by dividing the dollar value determined by the Company’s Board of Directors by the fair market value of the Company’s common stock on the day of the annual stockholders’ meeting or a pro rata amount if the appointment occurs subsequent to the annual stockholders’ meeting. An RSU represents the right to receive from the Company, within 30 days of the date the director ceases to serve on the Board, one share of the Company’s common stock. As a result of this plan, 136,173 restricted stock units were outstanding at December 31, 2010. The Company’s expense related to RSUs for the years ended December 31, 2010, 2009 and 2008 was approximately $1.2 million, $0.6 million and $0.8 million, respectively, which is reflected in general and administrative expenses.
A summary of the activity of restricted stock units for the year ended December 31, 2010 is presented in the table below:

	Number of	Weighted Average
	Restricted Stock	Grant Date Fair
	Units	Value
Outstanding at December 31, 2009	93,648	$29.14
Granted	42,525	$22.34
Exhanged for common stock	—	$—

Outstanding at December 31, 2010	136,173	$27.02

Performance Share Units
The Company has issued performance share units (PSUs) to its employees as part of the Company’s long-term incentive program. There is a three year performance period associated with each PSU grant. The two performance measures applicable to all participants are the Company’s return on invested capital and total shareholder return relative to those of the Company’s pre-defined “peer group.” The PSUs provide for settlement in cash or up to 50% in equivalent value in the Company’s common stock, if the participant has met specified continued service requirements. At December 31, 2010, there were 325,845 PSUs outstanding (71,774, 72,062, 100,438 and 81,571 related to performance periods ending December 31, 2010, 2011, 2012 and 2013, respectively). The Company’s compensation expense related to all outstanding PSUs for the years ended December 31, 2010, 2009 and 2008 was approximately $5.2 million, $7.3 million and $6.7 million, respectively, which is reflected in general and administrative expenses. The Company has recorded a current liability of approximately $6.0 million and $6.4 million at December 31, 2010 and 2009, respectively, for outstanding PSUs, which is reflected in accrued expenses. Additionally, the Company has recorded a long-term liability of approximately $7.0 million and $7.8 million at December 31, 2010 and 2009, respectively, for outstanding PSUs, which is reflected in other long-term liabilities. In 2010, the Company paid approximately $6.4 million in cash to settle PSUs for the performance period ended December 31, 2009. In 2009, the Company paid approximately $4.7 million in cash and issued approximately 71,400 shares of its common stock to its employees to settle PSUs for the performance period ended December 31, 2008.
Employee Stock Purchase Plan
The Company has employee stock purchase plans under which an aggregate of 1,250,000 shares of common stock were reserved for issuance. Under these stock purchase plans, eligible employees can purchase shares of the Company’s common stock at a discount. The Company received $1.9 million, $2.0 million and $1.6 million related to shares issued under these plans for the years ended December 31, 2010, 2009 and 2008, respectively. For the years ended December 31, 2010, 2009 and 2008, the Company recorded compensation expense of approximately $345,000, $350,000 and $275,000, respectively, which is reflected in general and administrative expenses. Additionally, the Company issued approximately 94,200, 133,400 and 57,000 shares for the years ended December 31, 2010, 2009 and 2008, respectively, related to these stock purchase plans.